Basis of Preparation	12 Months Ended
Dec. 31, 2020
Basis Of Preparation [Abstract]
Basis of Preparation

2.1 BASIS OF PREPARATION

The consolidated financial statements of the Company and its subsidiaries (collectively referred to as the “Group”) have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (the “IASB”), which comprise all standards and interpretations

The consolidated financial statements have been prepared on a historical cost basis, except for financial assets and financial liabilities which have been measured at fair value. The consolidated financial statements are presented in US dollars (“US$”) and all values are rounded to the nearest thousand except when otherwise indicated.

2.1 BASIS OF PREPARATION (CONTINUED)

Basis of consolidation

The consolidated financial statements include the financial statements of the Group for the years ended December 31, 2020. A subsidiary is an entity (including a structured entity), directly or indirectly, controlled by the Company. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee (i.e., existing rights that give the Group the current ability to direct the relevant activities of the investee).

When the Company has, directly or indirectly, less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

(a)	the contractual arrangement with the other vote holders of the investee;
(b)	rights arising from other contractual arrangements; and
(c)	the Group’s voting rights and potential voting rights.

The financial statements of the subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. The results of subsidiaries are consolidated from the date on which the Group obtains control, and continue to be consolidated until the date that such control ceases.

Profit or loss and each component of other comprehensive income or loss are attributed to the equity holders of the parent of the Group and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full on consolidation.

The Group reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control described above.